Inventories	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Inventories	Inventories

As at	June 30, 2023	December 31, 2022
Raw materials	$0.1	$5.8
Finished goods	1.8	1.8
Parts and tools	0.6	0.7
Total inventories	$2.5	$8.3

The cost of inventories recognized as an expense during the three and six months ended June 30, 2023 was $9.8 million and $20.8 million, respectively (three and six months ended June 30, 2022: $5.5 million and $8.7 million, respectively).
The inventory balances for raw materials and finished goods are adjusted to the lower of cost or net realizable value. For the three and six months ended June 30, 2023, the reversal of prior period write down for raw materials inventory included in the Raw materials and supplies line was $1.7 million and $1.9 million, respectively (three and six months ended June 30, 2022: write down of $0.4 million and a write down reversal of $0.2 million, respectively). For the three and six months ended June 30, 2023, partial reversal of prior period write down included in the adjustment for finished goods inventory was $0.6 million and $1.6 million, respectively (three and six months ended June 30, 2022: $nil and $nil). Refer to Note 20 for additional details on commodity prices.